STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Y	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.33%	0.54%
Distribution yield	3.91%	2.43%
Expected volatility (as a percent)	22.26%	21.15%
Expected remaining life	3.7	4.6
Quebecor Media stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate		0.27%
Distribution yield		1.00%
Expected volatility (as a percent)		28.96%
Expected remaining life		1.0
TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.29%	0.53%
Expected volatility (as a percent)	52.11%	56.27%
Expected remaining life	3.7	4.5